Stockholders' Equity (Deficit) - 2025 Equity Incentive Plan - Options Valuation using Black-Scholes pricing model (Details)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity (Deficit).
Risk-free rate (Minimum)	3.87%
Risk-free rate (Maximum)	3.94%
Expected term	6 years 3 months
Expected volatility (Minimum)	48.70%
Expected volatility (Maximum)	85.90%
Expected dividend yield (in %)	0.00%